Putnam Focused Large Cap Value ETF
The fund's portfolio
11/30/24 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value
Aerospace and defense (1.9%)
Northrop Grumman Corp.	63,128	$30,910,625

		30,910,625
Air freight and logistics (2.4%)
FedEx Corp.	130,647	39,542,927

		39,542,927
Automobiles (2.0%)
General Motors Co.	587,086	32,636,111

		32,636,111
Banks (7.7%)
Bank of America Corp.	1,306,997	62,095,427
Citigroup, Inc.	854,307	60,544,737

		122,640,164
Beverages (2.5%)
Coca-Cola Co. (The)	609,874	39,080,726

		39,080,726
Biotechnology (2.2%)
AbbVie, Inc.	108,862	19,914,126
Regeneron Pharmaceuticals, Inc.(NON)	20,721	15,545,309

		35,459,435
Building products (1.6%)
Johnson Controls International PLC	295,138	24,750,273

		24,750,273
Capital markets (4.3%)
Charles Schwab Corp. (The)	369,980	30,619,545
Goldman Sachs Group, Inc. (The)	61,863	37,647,966

		68,267,511
Chemicals (2.7%)
Corteva, Inc.	347,432	21,624,168
Eastman Chemical Co.	195,990	20,524,073

		42,148,241
Consumer finance (3.2%)
Capital One Financial Corp.	261,514	50,213,303

		50,213,303
Consumer staples distribution and retail (6.4%)
BJ's Wholesale Club Holdings, Inc.(NON)	304,630	29,335,869
Walmart, Inc.	784,345	72,551,913

		101,887,782
Containers and packaging (1.2%)
Ball Corp.	305,057	18,962,343

		18,962,343
Electric utilities (5.1%)
NextEra Energy, Inc.	343,085	26,990,497
NRG Energy, Inc.	246,554	25,052,352
PPL Corp.	810,940	28,326,134

		80,368,983
Financial services (3.0%)
Apollo Global Management, Inc.	271,723	47,559,677

		47,559,677
Health care providers and services (5.8%)
McKesson Corp.	65,365	41,081,903
UnitedHealth Group, Inc.	84,428	51,517,966

		92,599,869
Hotels, restaurants, and leisure (2.8%)
Hilton Worldwide Holdings, Inc.	174,049	44,110,979

		44,110,979
Household durables (2.4%)
PulteGroup, Inc.	282,876	38,264,637

		38,264,637
Insurance (2.1%)
American International Group, Inc.	435,256	33,462,481

		33,462,481
Life sciences tools and services (2.9%)
Thermo Fisher Scientific, Inc.	86,787	45,964,999

		45,964,999
Machinery (2.1%)
Ingersoll Rand, Inc.	327,007	34,064,319

		34,064,319
Media (1.1%)
Charter Communications, Inc. Class A(NON)	43,566	17,294,177

		17,294,177
Metals and mining (2.0%)
Freeport-McMoRan, Inc.	719,198	31,788,552

		31,788,552
Oil, gas, and consumable fuels (7.3%)
ConocoPhillips	327,017	35,429,022
Exxon Mobil Corp.	500,869	59,082,507
Valero Energy Corp.	152,515	21,211,786

		115,723,315
Passenger airlines (2.5%)
Southwest Airlines Co.	1,204,856	38,989,140

		38,989,140
Pharmaceuticals (3.5%)
AstraZeneca PLC ADR (United Kingdom)	330,803	22,368,899
Sanofi ADR (France)	675,210	32,740,933

		55,109,832
Semiconductors and semiconductor equipment (4.0%)
NXP Semiconductors NV	173,417	39,776,657
Qualcomm, Inc.	152,529	24,180,422

		63,957,079
Software (5.8%)
Microsoft Corp.	86,878	36,789,358
Oracle Corp.	295,197	54,564,213

		91,353,571
Specialized REITs (2.1%)
Gaming and Leisure Properties, Inc.(R)	655,404	33,825,400

		33,825,400
Tobacco (2.1%)
Philip Morris International, Inc.	248,311	33,040,262

		33,040,262
Trading companies and distributors (1.2%)
United Rentals, Inc.	21,830	18,904,780

		18,904,780
Wireless telecommunication services (1.7%)
T-Mobile US, Inc.	108,962	26,907,074

		26,907,074

Total common stocks (cost $1,384,870,932)		$1,549,788,567

SHORT-TERM INVESTMENTS (2.4%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.32%(AFF)	37,541,303	$37,541,303

Total short-term investments (cost $37,541,303)		$37,541,303
TOTAL INVESTMENTS

Total investments (cost $1,422,412,235)		$1,587,329,870

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,588,362,391.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
	Putnam Government Money Market Fund Class P*	$25,501,210	$15,746,677	$3,706,584	$342,615	$37,541,303

	Total Short-term investments	$25,501,210	$15,746,677	$3,706,584	$342,615	$37,541,303
*	Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$44,201,251	$—	$—
Consumer discretionary	115,011,727	—	—
Consumer staples	174,008,770	—	—
Energy	115,723,315	—	—
Financials	322,143,136	—	—
Health care	229,134,135	—	—
Industrials	187,162,064	—	—
Information technology	155,310,650	—	—
Materials	92,899,136	—	—
Real Estate	33,825,400	—	—
Utilities	80,368,983	—	—

Total common stocks	1,549,788,567	—	—
Short-term investments	37,541,303	—	—

Totals by level	$1,587,329,870	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com